PROVISION FOR PENSION PLAN	12 Months Ended
Dec. 31, 2018
Postemployment Benefits [Abstract]
PROVISION FOR PENSION PLAN
23.	PROVISION FOR PENSION PLAN

(a)	Pension funds

The Company and its subsidiaries sponsor retirement benefit plans for their employees, if they elect to be part of such plan. The table below shows the existing pension plans at December 31, 2018.

Benefit plans	Sponsors	Manager

TCSPREV	Oi, Oi Móvel and BrT Multimídia	FATL
BrTPREV (*)	Oi, Oi Móvel and BrT Multimídia	FATL
TelemarPrev	Oi, TMAR and Oi Móvel	FATL
PBS-Telemar	Telemar	FATL
PBS-TNCP	Oi Móvel	FATL
CELPREV	Oi Móvel	FATL
PAMEC	Oi	Oi
PBS-A	Telemar and Oi	Sistel
PAMA	Oi and Telemar	Sistel

(*)	Plan merged with into TCSPREV on November 30, 2018.

Sistel – Fundação Sistel de Seguridade Social

FATL – Fundação Atlântico de Seguridade Social

For purposes of the pension plans described in this note, the Company can also be referred to as the “Sponsor”.

The sponsored plans are valued by independent actuaries at the end of the annual reporting period. For the year ended December 31, 2018, the actuarial valuations were performed by PREVUE Consultoria. The Bylaws provide for the approval of the supplementary pension plan policy, and the joint liability attributed to the defined benefit plans is governed by the agreements entered into with the pension fund entities, with the agreement of the National Pension Plan Authority (PREVIC), as regards the specific plans. PREVIC is the official agency that approves and oversees said plans.

The sponsored defined benefit plans are closed to new entrants because they are close-end pension funds. Participants’ and the sponsors’ contributions are defined in the funding plan.

Underfunded status

	2018	2017
Financial obligations - BrTPREV plan (i)	574,725
BrTPREV plan		629,120
PAMEC plan	4,397	3,300

Total unfunded status	579,122	632,420

Reclassification to liabilities subject to compromise (Note 29).		(560,046)

Total non-current	579,122	72,374

(i)

Represented by the financial obligations agreement, entered into by the Company and Fundação Atlântico intended for the payment of the mathematical provision without coverage by the plan’s assets. This obligation represents the commitment under the terms of the JRP.

Overfunded status

	2018	2017
TCSPREV plan	364,552	1,329,931
TelemarPrev plan	343,286	317,500
PBS – Telemar plan	50,869	53,041

Total	758,707	1,700,472

Current	4,880	1,080
Non-current	753,827	1,699,392

Characteristics of the sponsored pension plans

1)	FATL

FATL, close-end, multiple sponsor, multiple plan pension fund, is a nonprofit, private pension-related entity, with financial and administrative independence, headquartered in Rio de Janeiro, State of Rio de Janeiro, engaged in the management and administration of pension benefit plans for the employees of its sponsors.

Plans

(i)	TCSPREV and BRTPREV (Plan merged with into TCSPREV on November 30, 2018)

Variable contribution pension Benefit Plan, closed to new entrants, enrolled with the CNPB under No. 2000.0028-38.

On November 30, 2018, date of the actual merger, TCSPREV Benefits Plan merged the BrTPREV Benefits Plan (CNPB No. 2002,0017-74) to become the full successor of these Plan’s rights and obligations, assuming all its assets and liabilities. This merger was approved by PREVIC Administrative Rule 995, of October 24, 2018, published on Federal Official Gazette No. 208 of October 29, 2018.

With the recognition and registration of the merger, the Participants and Beneficiaries linked to BrTPREV automatically became Participants and Beneficiaries TCSPREV, in accordance with the categories of Beneficiaries existing on the day prior to the merger date.

The monthly, mandatory Basic Contribution of the Active Participants of the TCSPREV and BrTPREV (merged plan) groups corresponds to the outcome obtained by applying a percentage that may range from 3% to 8% on the Contribution Salary (PS), pursuant to the age and option of each Participant. The Plan’s Charter provides for contribution parity by the Participants and the Sponsors.

The monthly Contribution of the Fundador/Alternativo Plan Participants, previously merged with and into BrTPREV, corresponds to the sum of: (i) 3% charged on the Contribution Salary; (ii) 2% charged on the Contribution Salary that exceeds half of the highest Official Pension Scheme Contribution Salary, and (iii) 6.3% charged on the Contribution Salary that that exceeds the highest Official Pension Scheme Contribution Salary. The Plan’s Charter provides for contribution parity by the Participants and the Sponsors.

In accordance with regulatory criteria, the Sponsors’ contributions, related to TCSPREV and BrTPREV Participants are automatically cancelled on the month subsequent to the month when the same Participant reaches the age of 60 years old, 10 years of Credited Services, and 10 years of Plan membership.

For participants who migrated from the PBS-TCS Plan to the TCSPREV Plan, the Sponsors’ contributions are cancelled on the month subsequent to the month when a Participant reaches the age of 57 years old, 10 years of uninterrupted membership of PBS-TCS and the TCSPREV Plan, 10 years of Credited Services at the Sponsor, and 35 years of registration with the official Social Security scheme.

The TCSPREV and BrTPREV Participant’s Voluntary Contribution corresponds to the product obtained, in whole numbers, by applying a percentage of up 22%, elected by the Participant, to the Participation Salary.

The Sporadic Contribution is optional and both its amount and frequency are freely chosen by the Participant, as defined by the TCSPREV or BrTPREV Plan, provided it is not lower than one (1) UPTCS (TCSPREV Pension Unit) or one (1) UPBrT (BrT’s Pension Unit), respectively. The Sponsor does not make any counterpart contribution to the Participant’s Voluntary or Sporadic contribution.

The plan is funded under the capital formation approach.

(ii)	PBS-Telemar

Defined contribution pension Benefit Plan, closed to new entrants, enrolled with the CNPB under No. 2000.0015-56.

The contributions from Active Participants of the PBS-Telemar Benefit Plan correspond to the sum of: (i) 0.5% to 1.5% of the Contribution Salary (according to the participant’s age on enrollment date); (ii) 1% of Contribution Salary that exceeds half of one Standard Unit; and (iii) 11% of the Contribution Salary that exceeds one Standard Unit. The Sponsors’ contributions are equivalent to 8% of the payroll of active participants of the plan. The plan is funded under the capital formation approach.

(iii)	TelemarPrev

Variable contribution pension Benefit Plan, enrolled with the CNPB under No. 2000.0065-74.

A participant’s regular contribution is comprised of two portions: (i) basic - equivalent to 2% of the contribution salary; and (ii) standard - equivalent to 3% of the positive difference between the total contribution salary and the social security contribution. The additional extraordinary contributions from participants are optional and can be made in multiples of 0.5% of the Contribution Salary, for a period of not less than six (6) months. Nonrecurring extraordinary contributions from a participant are also optional and cannot be lower than 5% of the Contribution Salary ceiling.

The Plan’s Charter requires the parity between participants’ and sponsors’ contributions, up to the limit of 8% of the Contribution Salary, even though a sponsor is not required to match Extraordinary Contributions made by participants. The plan is funded under the capital formation approach.

(iv)	PBS-TNC

Defined contribution pension Benefit Plan, closed to new entrants, enrolled with the CNPB under No. 2000.0013-19.

The contributions from Active Participants of the PBS-TNC Benefit Plan correspond to the sum of: (i) 0.28% to 0.85% of the Contribution Salary (according to the participant’s age on enrollment date); (ii) 0.57% of Contribution Salary that exceeds half of one Standard Unit; and (iii) 6.25% of the Contribution Salary that exceeds one Standard Unit. The Sponsors’ contributions are equivalent to a percentage of the payroll of the employees who are Active Plan Participants, as set on an annual basis in the Costing Plan.

The contribution of the Current Beneficiaries (only those who receive a retirement allowance) is equivalent to a percentage to be set on an annual basis in the Costing Plan, applied on the overall benefit, limited to the amount of the allowance.

The plan is funded under the capital formation approach.

(v)	CELPREV

Defined Contribution Pension Benefit Plan, enrolled with the CNPB under No. 2004.0009-29.

On January 12, 2018, pursuant to Administrative Rule 22, published on the Federal Official Gazette of January 16, 2018, PREVIC approved the new text of the Plan’s Charter, which closes the number of CELPREV participants and prevents new entrants.

The Participant’s Basic Regular Contribution corresponds to the product obtained by applying a percentage, 0%, 0.5%, 1%, 1.5% or 2%, depending on each participant’s option, to his or her Contribution Salary (SP). The Sponsors contribute with an amount equivalent to such contribution, less the monthly, mandatory contribution of each Sponsor required to fund risk costs (Sick Pay Benefit).

The Additional Regular Contribution corresponds The Participant’s Basic Regular Contribution corresponds to the product obtained by applying a percentage ranging from 0% to 6%, in multiples of 0.5%, as elected by each participant, on the Contribution Salary exceeding 10 Plan Benchmark Units (URPs). The Sponsors contribute with an equivalent amount.

The Participant’s Voluntary Contribution corresponds to a whole number percentage, freely elected by each participant, applied on the Contribution Salary. The Sponsor does not make any counterpart contribution to this contribution.

The Sponsor’s Nonrecurring Contribution is voluntarily and corresponds to applying a percentage ranging from 50% to 150% of the aggregate Basic Regular and Additional Regular Contributions of the Sponsor, pursuant to consistent, non-discriminatory criteria, made with the frequency set by the Sponsor.

The Sponsor’s Special Contribution is specific for new Plan members who have joined the plan within 90 days starting March 18, 2004.

The Sponsor’s monthly, mandatory Risk Contribution, required to fund the Sick Pay Benefit, corresponds to percentage of Non-migrating Participants’ Contribution Salary payroll.

The plan is funded under the capital formation approach.

2)	SISTEL

SISTEL is a nonprofit, private welfare and pension entity, established in November 1977, which is engaged in creating and operating private plans to grant benefits in the form of lump sums or annuities, supplementary or similar to the government retirement pensions, to the employees and their families who are linked to SISTEL’s sponsors.

Plans

(i)	PBS-A

Multiemployer pension plan jointly sponsored with other sponsors associated to the provision of telecommunications services and offered to participants who held the status of beneficiaries on January 1, 2000.

Contributions to the PBS-A are contingent on the determination of an accumulated deficit and the Company is jointly and severally liable, along with other fixed-line telecommunications companies, for 100% of any insufficiency in payments owed to members of the PBS-A plan. As of December 31, 2018, the PBS-A plan had a surplus of R$2,505,063. No contributions were required in 2018, 2017 and 2016.

(ii)	PAMA

PAMA is a multiemployer healthcare plan for retired employees aimed at providing medical care to beneficiaries, with copayments by and contributions from the latter. The PAMA plan has been closed to new members since February 2000, other than new beneficiaries of current members and employees that are covered by the PBS-A plan who have not yet elected to join the PAMA plan. In December 2003, the Company began sponsoring the PCE –Special Coverage Plan, or the PCE plan, a health-care plan managed by Sistel. The PCE plan is open to employees that are covered by the PAMA plan. From February to July 2004, December 2005 to April 2006, June to September 2008, July 2009 to February 2010, March to November 2010, February 2011 to March 2012 and March 2012 until today, the Company offered incentives to its employees to migrate from the PAMA plan to the PCE plan.

In October 2015, in compliance with a court order, Sistel transferred the surpluses of the PBS-A benefits plan, amounting to R$3,042 million, to ensure the solvency of the plan PAMA. Of the total amount transferred, R$2,127 million is related to the plans sponsored by the Company, apportioned proportionally to the obligations of the defined benefit plan.

As of December 31, 2018, the PAMA plan had a surplus of R$21,542. No significant contribution in 2018, 2017 and 2016.

3)	PAMEC-BrT - Assistance plan managed by the Company

Healthcare plan intended to provide medical care to the retirees and survivor pensioners linked to the TCSPREV Benefit Plan. This Benefit Plan is managed by FATL.

The contributions for PAMEC-BrT were fully paid in July 1998, through a single appropriation. However, as this plan is now administrated by the Company, after the transfer of management by Fundação 14 in November 2007, there are no assets recognized to cover current expenses, and the actuarial obligation is fully recognized in the Company’s liabilities.

Funded Status

Changes in the actuarial obligations, fair value of assets and amounts recognized in the balance sheet

	2018					2017
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC
Projected benefit obligation at the beginning of the year	625,266	2,524,729	3,825,053	307,659	3,300	572,477	2,306,858	3,491,343	286,159	3,276
Service cost	196	74	1,870	41	—	457	102	1,545	33	—
Interest cost	78,223	218,104	362,886	29,113	317	64,927	260,650	397,842	32,488	378
Benefits paid	(61,605)	(177,215)	(272,271)	(23,441)	(688)	(54,979)	(205,879)	(263,493)	(23,158)	(122)
Participan’s contributions	2	12	—	34	—	—	—	—	41	—
Changes in actuarial assumptions	(12,212)	60,942	247,746	14,723	1,468	42,384	162,980	197,816	12,096	(232)
Merger plans	2,626,646	(2,626,646)

Projected benefit obligation at the end of the year	3,256,516	—	4,165,284	328,129	4,397	625,266	2,524,711	3,825,053	307,659	3,300

	2018					2017
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC
Fair value of plan assets at the beginning of the year	1,953,967	1,895,608	4,142,553	360,700	—	1,845,367	1,806,042	3,853,595	314,203
Actual return on plan assets	(187,708)	197,994	638,288	41,639	—	163,580	295,413	552,451	69,540
Company’s contributions	2	11	—	66	688	—	15		73	122
Participan’s contributions	2	12	—	34	—	—	—		41
Benefits paid	(61,605)	(177,215)	(272,271)	(23,441)	(688)	(54,979)	(205,879)	(263,493)	(23,158)	(122)
Merger plans	1,916,410	(1,916,410)

Fair value of plan assets at the end of the year	3,621,068	—	4,508,570	379,998	—	1,953,967	1,895,591	4,142,553	360,700

			2018			2017
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC
Underfunded (overfunded) status of plan	(364,552)	—	(343,286)	(50,869)	4,397	(1,328,701)	629,120	(317,500)	(53,041)	3,300

Net periodic defined benefit pension cost for the years ended December 31, 2018, 2017 and 2016 includes the following:

	2018
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar
Net service cost	196	74	1,870	41
Interest cost	78,222	218,104	362,887	29,114
Expected return on plan assets	(195,301)	(161,415)	(394,097)	(34,332)
Amortization of net actuarial losses (gains)			32,823
Amortization of prior year service costs (gains)	(5,636)	1,552

Net periodic pension cost (benefit)	(122,519)	58,315	3,483	(5,177)

	2017
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar
Net service cost	457	102	1,545	32
Interest cost	64,927	260,650	397,842	32.488
Expected return on plan assets	(220,246)	(210,579)	(440,696)	(35,817)
Amortization of net actuarial losses (gains)			16,482
Amortization of prior year service costs (gains)	(5,636)	1,552

Net periodic pension cost (benefit)	(160,498)	51,724	(24,828)	(3,297)

	2016
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC
Net service cost	551	138	2,042	24
Interest cost	62,214	249,319	350,701	30,475	330
Expected return on plan assets	(193,747)	(206,407)	(413,965)	(34,872)
Amortization of net actuarial losses (gains)			4,380
Amortization of prior year service costs (gains)	(5,636)	1,552
Amortization of initial transition obligation			(1,051)

Net periodic pension cost (benefit)	(136,618)	44,603	(57,894)	(4,373)	330

The net periodic pension cost expected to be recognized in 2019 are as follows:

	2019
	TCSPREV	TelemarPrev	PBS-Telemar	PAMEC
Net service cost	265		1,484	32
Interest cost	287,492	464	370,526	29,117
Expected return on plan assets	(271,132)		(388,996)	(33,471)
Amortization of net actuarial losses (gains)			23,466
Amortization of prior year service costs (gains)	46,728

Net periodic pension cost (benefit)	63,353	464	6,480	(4,322)

The following actuarial assumptions were used to determine the actuarial present value of the Company’s projected benefit obligation:

	2018
		BrTPREV	TelemarPrev
		and	and
	TCSPREV	PAMEC	PBS-Telemar
Discount rate for determining projected benefit obligations	9.20%	9.20%	9.20%
Expected long-term rate of return on plan assets	9.20%	9.20%	9.20%
Annual salary increases	By Sponsor	By Sponsor	By Sponsor
Rate of compensation increase	4,00%	4,00%	4,00%
Inflation rate assumption used in the above	4,00%	4,00%	4,00%

	2017
		BrTPREV	TelemarPrev
		and	and
	TCSPREV	PAMEC	PBS-Telemar
Discount rate for determining projected benefit obligations	9.83%	9.83%	9.83%
Expected long-term rate of return on plan assets	9.83%	9.83%	9.83%
Annual salary increases	By Sponsor	By Sponsor	By Sponsor
Rate of compensation increase	4,30%	4,30%	4,30%
Inflation rate assumption used in the above	4,30%	4,30%	4,30%

Investment policy of the plans

The investment policies and strategies for the two single-employer benefit pension plans PBS-Telemar and TelemarPrev are subject to Resolution N° 3,121 of the National Monetary Council, which establishes investment guidelines.

TelemarPrev is a defined contribution plan with individual capitalization. Management allocates the investments in order to conciliate the expectations of the sponsors, active and assisted participants. The assets on December 31, 2018 consists mainly of the following portfolio: 93% in debt securities, 4% in equity of Brazilian companies and 3% in real estate and other assets.

PBS-Telemar plan is closed for new participants and the vast majority of the current participants are receiving their benefits. The mathematical reserves are readjusted annually considering an interest rate of 6% per annum over the variation of the National Consumer Price Index (“INPC”). Therefore, management’s strategy is to guarantee resources that exceed this readjustment. Management also prepares a long-term cash-flow to match assets and liabilities. Therefore, debt securities investments are preferred when choosing the allocation of its assets, representing 90% of the portfolio in December 31, 2018.

The investment policies and strategies for TCSPREV and PAMEC, which is approved annually by the pension fund’s board states that the investment decisions should consider: (i) capital preservation; (ii) diversification; (iii) risk tolerance; (iv) expected returns versus benefit plan’s interest rates; (v) compatibility between investments liquidity and pensions’ cash flows and (vi) reasonable costs. It also defines volume ranges for the different types of investment allowed for pension funds, which are: domestic fixed income, domestic equity, loans to pension fund’s members and real estate. In the fixed income portfolio, only low credit risk securities are allowed.

Derivative instruments are only permitted for hedging purposes. Loans are restricted to certain credit limits. Tactical allocation is decided by the investment committee, consisted of the pension fund’s officers, investment manager and one member designated by the Board. Execution is performed by the Finance Department.

The average ceilings set for the different types of investment permitted for pension funds are as follows:

ASSET SEGMENT	TCSPREV	BrTPREV	PBS-Telemar	TelemarPrev
Fixed income	100.00%	100.00%	100.00%	100.00%
Variable income	17.00%	17.00%	17.00%	17.00%
Structured investments	20.00%	20.00%	20.00%	20.00%
Investments abroad	5.00%	5.00%	2.00%	5.00%
Real estate	8.00%	8.00%	8.00%	8.00%
Loans to participants	15.00%	15.00%	15.00%	15.00%

The allocation of plan assets at December 31, 2018 is as follows:

ASSET SEGMENT	TCSPREV	PBS- Telemar	TelemarPrev
Fixed income	86.17%	90.48%	92.51%
Variable income	2.90%	1.30%	1.61%
Equity securities	9.23%	6.65%	4.21%
Real estate	0.43%	0.38%	0.67%
Investments abroad	0.85%	0.92%	0.79%
Loans to participants	0.42%	0.26%	0.21%
Total	100.00%	100.00%	100.00%

Expected contribution and benefits

The estimated benefit payments, which reflect future services, as appropriate, are expected to be paid as follows (unaudited):

	TCSPREV	PBS-Telemar	TelemarPrev
2019	263,210	23,288	275,663
2020	259,437	24,127	283,101
2021	266,985	24,964	294,351
2022	274,169	25,811	305,905
2023	281,150	26,688	317,588
2024 until 2028	1,501,637	145,953	1,773,564

(b)	Employee profit sharing

In the year ended December 31, 2018, 2017 and 2016 the Company and its subsidiaries recognized provisions for employee profit sharing based on individual and corporate goal attainment estimates totaling R$265,753, R$309,744 and R$74,211, respectively.

(c)	Share-based compensation

The Long-term Incentive Program (2015-2017), approved by the Company’s Board of Directors on March 13, 2015, sought a greater alignment with the Company’s management cycle and business priorities. The Program consisted of the payment of gross cash reward, in accordance with the Laws and Regulations, as a result of the compliance with the goals set for 2015-2017. The gross cash reward is benchmarked to the quotation of Company shares. The beneficiaries are not entitled to receiving Company shares since the Program does not provide for the transfer of shares to its beneficiaries.

The last installment of this program, referring to 2017, was paid in January 2018.